Note 23 - Stock-Based Compensation (Details) - Stock Options Outstanding - Canadian Dollar Options: In Thousands, except Per Share data, unless otherwise specified	Oct. 31, 2013 USD ($)	Oct. 31, 2013 CAD	Oct. 31, 2012	Oct. 31, 2013 $7.06 - $10.73 [Member] CAD	Oct. 31, 2012 $7.06 - $10.73 [Member]	Oct. 31, 2012 $7.06 - $10.73 [Member] Minimum [Member] CAD	Oct. 31, 2012 $7.06 - $10.73 [Member] Maximum [Member] CAD	Oct. 31, 2013 $17.75 - $21.77 [Member] CAD	Oct. 31, 2012 $17.75 - $21.77 [Member]	Oct. 31, 2012 $17.75 - $21.77 [Member] Minimum [Member] CAD	Oct. 31, 2012 $17.75 - $21.77 [Member] Maximum [Member] CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 15.66					7.06	10.73			17.75	21.77
Options Outstanding Number (in Shares)			2,368		2,228				140
Options Outstanding Weighted Average Exercise Price		9.76		9.11				20.10
Options Exercisable Number (in Shares)	1,545	1,545		1,405				140
Options Exercisable Weighted Average Exercise Price	$ 15.66	10.75		9.82				20.10